ABOUT THESE CONSOLIDATED FINANCIAL STATEMENTS - Functional and presentation currency (Details) - ZAR (R)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Foreign exchange rates [abstract]
Spot rate at year end	17.75	18.19	18.83
Average prevailing rate for the financial year	18.15	18.70	17.76